Exchange rates - Schedule of Foreign Exchange Rate (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sterling [member]
Disclosure of exchange rates [line items]
Average	0.8	0.81	0.73
Closing	0.78	0.83	0.74
Euro [member]
Disclosure of exchange rates [line items]
Average	0.92	0.95	0.85
Closing	0.9	0.94	0.88